Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 9,923	$ 13,824
Gross Unrecognized Gains	773	1,164
Gross Unrecognized Losses	1	0
Fair Value	10,695	14,988
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	9,923	13,824
Gross Unrecognized Gains	773	1,164
Gross Unrecognized Losses	1	0
Fair Value	$ 10,695	$ 14,988